Basis of Presentation and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Nature of Operations

Note 1 — Basis of Presentation and Nature of Operations

The condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial statements and with Form 10-Q and Article 10 of Regulation S-X of the United States Securities and Exchange Commission (the “SEC”). Accordingly, they do not contain all information and footnotes required by GAAP for annual financial statements. The condensed consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. In the opinion of the Company’s management, the accompanying unaudited condensed consolidated financial statements contain all the adjustments necessary (consisting only of normal recurring accruals) to present the financial position of the Company as of September 30, 2020 and the results of operations, changes in stockholders’ equity, and cash flows for the periods presented. The results of operations for the three and nine months ended September 30, 2020 are not necessarily indicative of the operating results for the full fiscal year or any future period.

These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2019 as filed with the Securities and Exchange Commission on May 29, 2020 and further amended on June 4, 2020. The Company’s accounting policies are described in the Notes to Consolidated Financial Statements in its Annual Report on Form 10-K for the year ended December 31, 2019, and updated, as necessary, in this Quarterly Report on Form 10-Q.

As used herein, the terms the “Company,” “Vinco Ventures” “we,” “us,” “our” and similar refer to Vinco Ventures, Inc. (f/k/a Edison Nation, Inc.), a Nevada corporation incorporated on July 18, 2017 under the laws of the State of Nevada as Idea Lab X Products, Inc. and also formerly known as Xspand Products Lab, Inc. prior to its name change on September 12, 2018, and/or its wholly-owned and majority-owned operating subsidiaries. On November 5, 2020, the Company (the “Parent”) and its wholly owned subsidiary, Vinco Ventures, Inc. (the “Merger Sub”), entered into an Agreement and Plan of Merger (the “Agreement”). Under the terms of the Agreement, the Merger Sub merged with and into the Parent and the Parent became the surviving corporation of the Merger (the “Surviving Corporation”). The name of the Surviving Corporation became Vinco Ventures, Inc. The transaction closed on November 10, 2020.

Vinco Ventures is a vertically-integrated, end-to-end, consumer product research and development, manufacturing, sales and fulfillment company. The Company’s proprietary web-enabled platform provides a low risk, high reward platform and process to connect innovators of new product ideas with potential licensees.

As of September 30, 2020, Vinco Ventures had six wholly-owned subsidiaries: S.R.M. Entertainment Limited (“SRM”), Scalematix, LLC (“Scalematix”), Ferguson Containers, Inc. (“Fergco”), CBAV1, LLC (“CB1”), Pirasta, LLC (“Pirasta”) and Edison Nation Holdings, LLC. Vinco Ventures owns 50% of Best Party Concepts, LLC, Ed Roses, LLC and Global Clean Solutions, LLC, all of which are VIE’s. Edison Nation Holdings, LLC is the single member of Edison Nation, LLC and Everyday Edisons, LLC. Edison Nation, LLC is the single member of Safe TV Shop, LLC.

COVID-19

COVID-19 has caused and continues to cause significant loss of life and disruption to the global economy, including the curtailment of activities by businesses and consumers in much of the world as governments and others seek to limit the spread of the disease, and through business and transportation shutdowns and restrictions on people’s movement and congregation.

As a result of the pandemic, we have experienced, and continue to experience, weakened demand for our traditional products. Many of our customers have been unable to sell our products in their stores and theme parks due to government-mandated closures and have deferred or significantly reduced orders for our products. We expect these trends to continue until such closures are significantly curtailed or lifted. In addition, the pandemic has reduced foot traffic in the stores where our products are sold that remain open, and the global economic impact of the pandemic has temporarily reduced consumer demand for our products as they focus on purchasing essential goods.

In the United States and Asia, many of our key accounts remain closed or are operating at significantly reduced volumes. As a result, we have made the strategic decision to expand our operations through our Edison Nation Medical (“Ed Med”) division. Through Ed Med, the Company wholesales Personal Protective Equipment (“PPE”) products and proprietary branded hand sanitizer through an online portal for hospitals, government agencies and distributors.

Given these factors, the Company anticipates that the greatest impact from the COVID-19 pandemic in fiscal 2020 occurred in the first quarter of 2020 and resulted in a net sales decline as compared to the first quarter of 2019. This statement is the Company’s opinion based on current information, but you are cautioned not to give undue weight to such statement as we cannot give assurances about any future impacts of the pandemic.

In addition, certain of our suppliers and the manufacturers of certain of our products were adversely impacted by COVID-19. As a result, we faced delays or difficulty sourcing products, which negatively affected our business and financial results. Even if we are able to find alternate sources for such products, they may cost more and cause delays in our supply chain, which could adversely impact our profitability and financial condition.

We have taken actions to protect our employees in response to the pandemic, including closing our corporate offices and requiring our office employees to work from home. At our distribution centers, certain practices are in effect to safeguard workers, including a staggered work schedule, and we are continuing to monitor direction from local and national governments carefully. Additionally, our two retail locations have been closed until further notice.

As a result of the impact of COVID-19 on our financial results, and the anticipated future impact of the pandemic, we have implemented cost control measures and cash management actions, including:

● Furloughing a significant portion of our employees; and

● Implementing 20% salary reductions across our executive team and other members of upper-level management; and

● Executing reductions in operating expenses, planned inventory levels and non-product development capital expenditures; and

● Proactively managing working capital, including reducing incoming inventory to align with anticipated sales.

Liquidity

For the nine months ended September 30, 2020, our operations lost $5,617,264, of which approximately $3,703,865 was non-cash and approximately $554,741 was related to transaction costs and restructuring charges for payroll and rents.

At September 30, 2020, we had total current assets of $6,723,083 and current liabilities of $10,115,092 resulting in negative working capital of $3,392,009, of which $1,214,697 was related party notes payable and $219,396 was accrued related party interest expense. At September 30, 2020, we had total assets of $24,405,755 and total liabilities of $13,780,773 resulting in stockholders’ equity of $10,624,982.

The foregoing factors raised initial concerns about the Company’s ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company’s ability to attract significant new sources of capital, attain a reasonable threshold of operating efficiencies and achieve profitable operations from the sale of its products. The condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. The following is additional information on our operating losses and working capital:

The Company’s operating loss for the nine months ended September 30, 2020 included $3,703,865 related to depreciation, amortization and stock-based compensation, respectively. In addition, $554,741 was related to transaction costs, restructuring charges and other non-recurring and redundant costs which are being removed or reduced.

Management has considered possible mitigating factors within our management plan on our ability to continue for at least a year from the date these financial statements are filed. The following items are management plans to alleviate any going concern issues:

●	Subsequent to September 30, 2020, the Company received $125,000 through a receivables financing agreement;

●	Raise further capital through the sale of additional equity of between $5 to $10 million;

●	Borrow money under debt securities;

●	The deferral of payments to related party debt holders for both principal of $2,667,513 and related interest expense of $219,396;

●	Cost saving initiatives related to synergies and the elimination of redundant costs of approximately $1,500,000, of which approximately $168,000 impacted the three months ended September 30, 2020;

●	Possible sale of certain brands to other customers or manufacturers;

●	Edison Nation Medical’s procurement of Personal Protective Equipment (“PPE”) and hand sanitizers and the subsequent sale of PPE items and hand sanitizers to governmental agencies, educational facilities, medical facilities and distributors;

●	Entry into joint ventures or total/partial acquisitions of operational entities to expand the sale of PPE and proprietary hand sanitizer through Edison Nation Medical; and

●	Additional headcount reductions.

Our operating needs include the planned costs to operate our business, including amounts required to fund working capital and capital expenditures. Our future capital requirements and the adequacy of our available funds will depend on many factors, including our ability to successfully commercialize our products and services, competing technological and market developments, and the need to enter into collaborations with other companies or acquire other companies or technologies to enhance or complement our product and service offerings.

Note 1 — Basis of Presentation and Nature of Operations

As used herein, the terms the “Company,” “Edison Nation” “we,” “us,” “our” and similar refer to Edison Nation, Inc., a Nevada corporation incorporated on July 18, 2017 under the laws of the State of Nevada as Idea Lab X Products, Inc. and also formerly known as Xspand Products Lab, Inc. prior to its name change on September 12, 2018, and/or its wholly-owned and majority-owned operating subsidiaries, and/or where applicable, its management.

Edison Nation is a vertically-integrated, end-to-end, consumer product research & development, manufacturing, sales and fulfillment company. The Company’s proprietary web-enabled platform provides a low risk, high reward platform and process to connect innovators of new product ideas with potential licensees.

As of December 31, 2019, Edison Nation, Inc. had five wholly-owned subsidiaries: S.R.M. Entertainment Limited (“SRM”), Ferguson Containers, Inc. (“Fergco”), CBAV1, LLC (“CB1”), Pirasta, LLC and Edison Nation Holdings, LLC. Edison Nation, Inc. owns 72.15% of Cloud B, Inc., 50% of Best Party Concepts, LLC and 50% of Ed Roses, LLC. Edison Nation Holdings, LLC is the single member of Edison Nation, LLC and Everyday Edisons, LLC. Edison Nation, LLC is the single member of Safe TV Shop, LLC. Cloud B, Inc. owns 100% of Cloud B UK and Cloud B Australia.

August 23, 2019, the Company formed Ed Roses, LLC, a 50% joint venture with 4Keeps Roses, Inc., to distribute preserved roses, flowers and associated gift products.

On November 6, 2019, the Company issued 22,500 shares of our common stock and paid $52,352 in cash to acquire the assets of Uber Mom, LLC, which was the approximate value of Uber Mom, LLC’s inventory.

Liquidity

For the year ended December 31, 2019, our operations lost approximately $13,026,228 of which approximately $8,064,101 was non-cash and approximately $364,320 related to transaction costs and non-recurring items.

At December 31, 2019, we had total current assets of $4,955,365 and current liabilities of $12,973,319 resulting in negative working capital of $8,017,954, of which approximately $4,015,484 related to unsecured trade payables assumed in our Cloud B acquisition. In February 2019, our consolidating subsidiary, CBAV1, LLC, foreclosed on its promissory note it held that was secured by Cloud B, Inc.’s assets making any payments of the Cloud B trade payables unlikely. At December 31, 2019, we had total assets of $23,609,619 and total liabilities of $16,155,187 resulting in stockholders’ equity of $7,454,432.

The foregoing factors raise substantial doubt about the Company’s ability to continue as a going concern for at least the next twelve months from the date of issuance of these financial statements. The ability to continue as a going concern is dependent upon the Company’s ability to attract significant new sources of capital, attain a reasonable threshold of operating efficiencies and achieve profitable operations from the sale of its products.

The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. The following is additional information on our operating losses and working capital:

The Company’s operating loss for the year ended December 31, 2019 included $3,621,101 related to depreciation, amortization and stock-based compensation. In addition, approximately $2,414,799 was related to transaction costs, restructuring charges and other non-recurring and redundant costs which are being removed or reduced. The negative working capital includes approximately $4,015,484 related to unsecured trade payables in our Cloud B acquisition. In addition, our outstanding balances under notes payable includes $900,000 related to Cloud B. CB1 owns the senior secured position on the promissory note to Cloud B in the amount of $2,270,000. In February 2019, CB1, pursuant to an Article 9 foreclosure action, perfected its secured UCC interest in all the assets of Cloud B to partially satisfy the outstanding balance on the note and thereby making any payments of such Cloud B trade payables and notes unlikely in the future. In addition, SRM was an unsecured creditor in the amount of approximately $1,700,000 which is not included in the $4,015,484 due to intercompany elimination but at this time remains unpaid. The total liabilities of approximately $7,100,000, of which $1,700,000, or net of $5,400,000, has been eliminated in consolidation, are not expected to be satisfied due to the foreclosure.

On October 2, 2019, the Company entered into a Share Purchase Agreement (the “PIPE Purchase Agreement”) with certain accredited investors (collectively, the “Investors”) for the private placement of 1,175,000 shares of the Company’s common stock, $0.001 par value per share, at a purchase price of $2.00 per share (the “PIPE Transaction”). In a series of three closings conducted in October 2019, the Company received net proceeds of $2,039,303 which consisted of $2,350,000 of gross proceeds offset by $310,697 of fees to placement agent and their lawyers. Alexander Capital, LP (“Alexander Capital”), a FINRA registered broker dealer, acted as placement agent with respect to the PIPE Transaction. In connection with the PIPE Transaction, Alexander Capital received a commission of $141,000, a debt restructuring fee of $64,208, a debt conversion fee of 15,889, a placement fee of $33,600 and warrants to purchase 70,500 shares of the Company’s common stock, at an exercise price of $2.50 per share (the “Placement Agent Warrants”). In connection with the PIPE transaction, the convertible notes entered into on May 13, 2019 were also converted at $2.00 per share into 560,185 shares of the Company’s common stock.

Management has considered possible mitigating factors within our management plan on our ability to continue for at least a year from the date these financial statements are filed. The following items are management plans to alleviate any going concern issues:

●	Cloud B liabilities are unlikely to be paid due to CB1 holding the senior secured position and its rights under the foreclosure to the remaining assets of the entity to satisfy the outstanding obligation.

●	Raise further capital through the sale of addition equity

●	Borrow money under debt securities.

●	The deferral of payments to related party debt holders for both principal of $455,099 and related interest expense.

●	Cost saving initiatives related to synergies and the elimination of redundant costs of approximately $1,500,000.

●	Possible sale of certain brands to other manufacturers.

●	Entry into other business opportunities through the Company’s Edison Nation Medical division.